Note 9 - Segment Data (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of Operating Segments	4
Proceeds from Life Insurance Policies	$ 203,451	$ 141,907